UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     November 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $186,195 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207      468    11862 SH       SOLE                    11862
ADVANCED ANALOGIC TECHNOLOGI   COM              00752J108     2853   613468 SH       SOLE                   613468
AMAZON COM INC                 COM              023135106     4155    57101 SH       SOLE                    57101
AMERICAN EAGLE OUTFITTERS NE   COM              02553e106     3223   211326 SH       SOLE                   211326
AMERISTAR CASINOS INC          COM              03070Q101     1142    80475 SH       SOLE                    80475
ANALOG DEVICES INC             COM              032654105     8102   307493 SH       SOLE                   307493
APPLE INC                      COM              037833100    30700   270105 SH       SOLE                   270105
AVNET INC                      COM              053807103      254    10300 SH       SOLE                    10300
BALLY TECHNOLOGIES INC         COM              05874B107     3514   116047 SH       SOLE                   116047
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     4052   178192 SH       SOLE                   178192
COMCAST CORP NEW               CL A             20030N101    10687   544425 SH       SOLE                   544425
GOOGLE INC                     CL A             38259P508    11677    29155 SH       SOLE                    29155
HEWLETT PACKARD CO             COM              428236103    18176   393078 SH       SOLE                   393078
HSN INC                        COM              404303109     1239   112527 SH       SOLE                   112527
JDA SOFTWARE GROUP INC         COM              46612K108     3383   222448 SH       SOLE                   222448
KONGZHONG CORP                 SPONSORED ADR    50047P104      221    59303 SH       SOLE                    59303
LAS VEGAS SANDS CORP           COM              517834107     3748   103800 SH  PUT  SOLE                   103800
MGM MIRAGE                     COM              552953101     3634   127500 SH  PUT  SOLE                   127500
MICROSOFT CORP                 COM              594918104    23721   888761 SH       SOLE                   888761
MONOLITHIC PWR SYS INC         COM              609839105     1163    66959 SH       SOLE                    66959
MYR GROUP INC DEL              COM              55405W104     2104   166176 SH       SOLE                   166176
NETEASE COM INC                SPONSORED ADR    64110W102     4953   217223 SH       SOLE                   217223
OFFICEMAX INC DEL              COM              67622P101     1692   190348 SH       SOLE                   190348
ORACLE CORP                    COM              68389X105    21171  1042375 SH       SOLE                  1042375
RF MICRODEVICES INC            COM              749941100     2809   961900 SH  CALL SOLE                   961900
SINCLAIR BROADCAST GROUP INC   CL A             829226109     1880   373032 SH       SOLE                   373032
TALEO CORP                     CL A             87424N104     2927   147140 SH       SOLE                   147140
TARGET CORP                    COM              87612E106     7569   154314 SH       SOLE                   154314
TESSERA TECHNOLOGIES INC       COM              88164L100     3723   227835 SH       SOLE                   227835
VALUECLICK INC                 COM              92046N102      992    96998 SH       SOLE                    96998
VISHAY INTERTECHNOLOGY INC     COM              928298108      263    39800 SH       SOLE                    39800